Loans receivable, net of allowances - Additional Information (Details)	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Credit Ratio [Line Items]
Financing receivable, write off term	360 days
Securitized loans receivable
Financing Receivable, Credit Ratio [Line Items]
Financing receivable, before allowance for credit loss, to total, percent	85.00%	88.00%